Income and Expenses - Summary of Asset Impairment (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Trade and other receivables (Note 16)	₱ 4,119	₱ 5,126	₱ 3,694
Contract assets	224	227	253
Inventories and supplies (Note 17)	89	408	847
Property and equipment (Note 9)		282	148
Prepayments and other nonfinancial assets		1
Total asset impairment	₱ 4,432	₱ 6,044	₱ 4,942